Concentration of Credit Risk, Significant Customers and Geographic Information - Summary of Percentage of Customers Accounted for Revenue (Detail) - Rocket Lab USA, Inc. - Revenue Benchmark [Member] - Customer Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
US Government Customer D [Member]
Concentration Risk [Line Items]
Percentage of Revenue	21.00%	12.00%
International Customer E [Member]
Concentration Risk [Line Items]
Percentage of Revenue	18.00%
US Commercial Customer F [Member]
Concentration Risk [Line Items]
Percentage of Revenue	15.00%
US Commercial Customer G [Member]
Concentration Risk [Line Items]
Percentage of Revenue	14.00%	26.00%